Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000243906 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000243906 [Member] | Coca Cola The Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000243906 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000243906 [Member] | Iberdrola S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000243906 [Member] | Cie Financiere Richemont S A Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000243906 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000243906 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000243906 [Member] | Carlsberg A S Class B [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000243906 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000243906 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000243906 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000243906 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000243906 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000243906 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000243906 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
C000243906 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000243906 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000243906 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000243906 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000243906 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000247844 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000247844 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000247844 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000247844 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000247844 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000247844 [Member] | Shell PLC ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000247844 [Member] | Williams The Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000247844 [Member] | Enbridge Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000247844 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000247844 [Member] | National Fuel Gas Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000247844 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000247844 [Member] | Gas Pipe [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
C000247844 [Member] | Utility Regulated [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000247844 [Member] | Oil Pipe [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000247844 [Member] | Utility Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000247844 [Member] | Integrated Oils [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000247844 [Member] | Other Midstream [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000247844 [Member] | Exploration And Production [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000247844 [Member] | LNG [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000247844 [Member] | Oil Service [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000257285 [Member] | Barings BDC Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000257285 [Member] | FS KKR Capital Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000257285 [Member] | New Mountain Finance Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000257285 [Member] | Blue Owl Capital Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000257285 [Member] | Blackstone Secured Lending Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000257285 [Member] | Sixth Street Specialty Lending Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000257285 [Member] | Golub Capital BDC Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000257285 [Member] | Ares Capital Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000257285 [Member] | Hercules Capital Inc [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000257285 [Member] | Main Street Capital Corp [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000257285 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000257285 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%